Federal, State and Local Taxes - Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal – current			$ (147,691)	$ 4,069	$ 89,187
State and local – current			5,044	23,382	22,868
Total current			(142,647)	27,451	112,055
Federal – deferred			189,826	100,971	13,058
State and local – deferred			29,516	(158)	10,139
Total deferred	$ 31,279	$ 44,465	219,342	100,813	23,197
Income tax expense reported in net income	$ 50,500	$ 14,915	76,695	128,264	135,252
Securities available-for-sale			15,648	16,142	(32,162)
Pension liability adjustments			293	5,033	4,897
Cash flow hedge			(12,852)	333
Non-credit portion of OTTI losses				0	821
Adoption of ASU 2016-13			$ (3,972)
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13		Accounting Standards Update 2016-13
Total income taxes			$ 75,812	$ 149,772	$ 108,808